Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Allowance for doubtful accounts receivable	$ 1,653	$ 751
Common Stock
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized	550,000,000	550,000,000
Common stock, issued (in shares)	179,049,429	0
Common stock, outstanding (in shares)	179,049,429	0
Preferred Stock
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0